Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010
Sales - net	$ 16,560,680	$ 3,033,936	$ 17,212,636	$ 3,202,687
Cost of sales	12,895,162	2,401,534	14,845,069	2,804,274
Gross profit	3,665,518	632,402	2,367,567	398,413
General and administrative expenses	4,392,811	1,719,627	18,587,727	18,650,249
Loss from operations	(727,293)	(1,087,225)	(16,220,160)	(18,251,836)
Other income (expense)
Derivative expense	(1,456,910)	(1,359,369)	(4,777,654)	(93,638)
Change in fair value of derivative liabilities	(8,357,171)	(131,717)	5,162,100	(149,306)
Loss on settlement of accounts payable and debt	(2,941,826)	(1,914,689)	(3,862,458)	(433,400)
Interest expense			(3,711,278)	(480,589)
Interest expense	(2,570,516)	(518,922)
Other expense			(121,500)	(160,568)
Licensing income	18,423		250,000
Total other expense - net	(15,308,000)	(3,924,697)	(7,060,790)	(1,317,501)
Net loss	(16,035,293)	(5,011,922)	(23,280,950)	(19,569,337)
Net loss available to common stockholders
Net loss	(16,035,293)	(5,011,922)	(23,280,950)	(19,569,337)
Series C preferred stock dividend			(293)
Net loss available to common stockholders			$ (23,280,657)	$ (19,569,337)
Net loss per share - basic and diluted	$ (0.01)	$ (0.03)	$ (0.08)	$ (0.48)
Weighted average number of common shares outstanding during the period - basic and diluted	1,213,820,101	146,560,444	281,484,658	41,141,549